Derivative Instruments, Outstanding Notional Amounts and Interest Rate Swap Agreements of Derivative Instruments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Notional Amount of Interest Rate Swaps [Member]
Outstanding Notional Amounts and Interest Rate Swap Agreements [Abstract]
Total notional amount		$ 2,355,850	$ 1,380,000
Weighted average pay rate		1.70%	2.18%
Weighted average receive rate		1.92%	2.61%
Weighted average years to maturity		5 years 3 months 18 days	5 years 1 month 6 days
Notional Amount of Swaptions [Member]
Outstanding Notional Amounts and Interest Rate Swap Agreements [Abstract]
Total notional amount		$ 40,000	$ 110,000
Weighted average pay rate		2.38%	3.25%
Weighted average years to maturity		10 years 8 months 12 days	10 years
Notional Amount of Swaptions [Member] | LIBOR [Member]
Outstanding Notional Amounts and Interest Rate Swap Agreements [Abstract]
Weighted average receive rate type	[1]	LIBOR-BBA%	LIBOR-BBA%
Not Designated as Hedging Instrument [Member]
Outstanding Notional Amounts and Interest Rate Swap Agreements [Abstract]
Total notional amount		$ 2,846,450	$ 1,605,000
Not Designated as Hedging Instrument [Member] | Notional Amount of Interest Rate Swaps [Member]
Outstanding Notional Amounts and Interest Rate Swap Agreements [Abstract]
Total notional amount		2,355,850	1,380,000
Not Designated as Hedging Instrument [Member] | Notional Amount of Swaptions [Member]
Outstanding Notional Amounts and Interest Rate Swap Agreements [Abstract]
Total notional amount		40,000	110,000
Not Designated as Hedging Instrument [Member] | Notional Amount of TBAs, Net [Member]
Outstanding Notional Amounts and Interest Rate Swap Agreements [Abstract]
Total notional amount		140,300	35,000
Not Designated as Hedging Instrument [Member] | Notional Amount of Treasury Futures [Member]
Outstanding Notional Amounts and Interest Rate Swap Agreements [Abstract]
Total notional amount		$ 310,300	$ 80,000

[1]	Floats in accordance with LIBOR.